Average Annual Total Returns (Invesco Van Kampen Harbor Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class Institutional, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Institutional Class : (Inception 6/1/2010)	[1]
Label	Return Before Taxes
1 Year	18.99%
5 Years	7.22%
10 Years	3.64%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions | Class Institutional, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Institutional Class : (Inception 6/1/2010)	[1]
Label	Return After Taxes on Distributions
1 Year	17.66%
5 Years	6.26%
10 Years	2.59%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Institutional Class : (Inception 6/1/2010)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	12.54%
5 Years	5.72%
10 Years	2.53%
Inception Date	Jun. 01, 2010
Bank of America Merrill Lynch All Convertibles/All Qualities Index
Average Annual Total Returns
Label	Bank of America Merrill Lynch All Convertibles/All Qualities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.77%
5 Years	5.71%
10 Years	4.97%
Since Inception
Lipper Convertible Securities Funds Index
Average Annual Total Returns
Label	Lipper Convertible Securities Funds Index
1 Year	18.04%
5 Years	6.19%
10 Years	5.16%
Since Inception

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is November 15, 1956.